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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
--------------------------------------------------------------------------------
Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 10th day of February, 2000.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        ---------------------------------------

Form 13F Information Table Entry Total:
                                        ---------------------------------------

Form 13F Information Table Value Total:
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]


                                    FORM 13F
                                                                  (SEC USE ONLY)

As of March 31, 2000     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

   ITEM 1:      ITEM 2:   ITEM 3:       ITEM 4:         ITEM 5:          ITEM 6:             ITEM 7:              ITEM 8
                                                                  INVESTMENT DISCRETION                  VOTING AUTHORITY (SHARES)
                TITLE                    FAIR          SHARES OF  (a)   (b)          (c)    MANAGERS     (a)      (b)      (c)
NAME OF ISSUER   OF       CUSIP         MARKET         PRINCIPAL  SOLE  SHARED-    SHARED-    SEE        SOLE    SHARED    NON
                CLASS     NUMBER        VALUE           AMOUNT          AS DEFINED  OTHER    INSTR. V
                                                                        IN INSTR. V
ACME
Electric
Corp.           Common    004644100   $   102,000.00      17,000      X                                                       17,000

Adelphia
Communications
Corp            Class A
                Common    006848105   $ 4,410,000.00      90,000      X                                                       90,000

Alaska Air
Group Inc.      Common    011659109   $ 7,064,687.50     235,000      X                                                      235,000

America West
Holding Corp    Class B
                Common    023657208   $10,850,000.00     700,000      X                                                      700,000

Ameristar
Casinos Inc     Common    03070Q101   $   612,625.00     169,000      X                                                      169,000

Ameritrade
Holding
Corp -
Class A         Class A
                Common    03072H109   $ 1,746,456.25      83,600      X                                                       83,600

Ames
Department
Stores          Common    030789507   $14,614,687.50     595,000      X                                                      595,000

Amtran Inc.     Common    03234G106   $10,031,450.00     561,200      X                                                      561,200

Applebees
International
Inc             Common    037899101   $ 1,420,312.50      50,500      X                                                       50,500

Argosy
Gaming
Corp            Common    040228108   $ 2,992,500.00     210,000      X                                                      210,000

Biovail Corp
International
New             Common    09067K106   $ 3,982,500.00      90,000      X                                                       90,000

Boyd Gaming
Corp.           Common    103304101   $   205,893.75      41,700      X                                                       41,700

CDNOW Inc       Common    125086108   $ 2,268,750.00     600,000      X                                                      600,000

CKE
Restraurants
Inc             Common    12561E105   $ 2,409,112.50     377,900      X                                                      377,900

Carmike
Cinemas
Inc.            Class A
                Common    143436103   $   978,206.25     179,900      X                                                      179,900

Casino
Data Systems    Common    147583108   $   615,000.00     120,000      X                                                      120,000

Catalina
Marketing
Corp.           Common    148867104   $15,187,500.00     150,000      X                                                      150,000

Comcast
Corp-Special    Class A
                Common    200300200   $ 1,084,375.00      25,000      X                                                       25,000

Condor
Technology
Solutions       Common    206772105   $   362,175.00     482,900      X                                                      482,900

Crossman
Communities
Inc.            Common    22764E109   $ 5,936,653.13     374,700      X                                                      374,700

Cumulus
Media Inc       Class A
                Common    231082108   $ 1,653,125.00     115,000      X                                                      115,000

Dover Downs
Entertainment   Common    260086103   $ 7,776,225.00     609,900      X                                                      609,900

Edgar Online
Inc             Common    279765101   $ 2,193,750.00     225,000      X                                                      225,000

Echostar
Communications  Class A
                Common    278762109   $44,240,000.00     560,000      X                                                      560,000

ELITE
Information
Group Inc Co    Common    28659M106   $11,364,043.75   1,220,300      X                                                    1,220,300

Employee
Solutions
Inc.            Common    292166105   $    43,750.00      70,000      X                                                       70,000

ETOYS Inc       Common    297862104   $ 3,109,462.50     351,600      X                                                      351,600

                                    FORM 13F
                                                                  (SEC USE ONLY)

As of March 31, 2000     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

ITEM 1:           ITEM 2:  ITEM 3:     ITEM 4:        ITEM 5:               ITEM 6:          ITEM 7:             ITEM 8
                                                     SHARES OF       INVESTMENT DISCRETION               VOTING AUTHORITY (SHARES)
NAME OF ISSUER   TITLE OF  CUSIP     FAIR MARKET     PRINCIPAL  (a)  (b) SHARED- (c) SHARED- MANAGERS  (a) SOLE (b) SHARED (c) NONE
                  CLASS    NUMBER      VALUE         AMOUNT     SOLE  AS DEFINED     OTHER     SEE
                                                                      IN INSTR. V            INSTR. V
Expedia Inc.     Class A
                 Common   302125109 $    212,500.00    10,000   X                                        10,000

4 Kids
 Entertainment
 Inc               Common 350865101 $    354,375.00    15,000   X                                        15,000

Galileo
 International
 Inc.             Common  363547100 $  6,496,875.00   270,000   X                                       270,000

General
 Motors
 Corp           Class H
                 Common   370442832 $ 64,117,500.00   515,000   X                                       515,000

Getthere.com
 Inc               Common 274266104 $    807,187.50    52,500   X                                        52,500

Global
 Technovations
 Inc               Common 37939M109 $    532,031.25   340,500   X                                       340,500

Golden
 State
 Vintners Inc.   Class B
                 Common   38121K208 $  1,125,000.00   250,000   X                                       250,000

GTECH
 Holdings
 Corporation       Common 400518106 $  8,124,806.25   437,700   X                                       437,700

Harrahs
 Entertainment
 Inc               Common 413619107 $  3,248,437.50   175,000   X                                       175,000

Healthcare
 Recoveries
 Inc.              Common 42220K101 $  3,528,850.00 1,085,800   X                                     1,085,800

Hilton
 Hotels
 Corp              Common 432848109 $  2,790,000.00   360,000   X                                       360,000

Hollywood
 Casino
 Corp            Class A
                  Common  436132203 $  2,317,100.00   639,200   X                                       639,200

Hollywood
 Entertainment
 Corporation      Common  436141105 $  3,789,375.00   470,000   X                                       470,000

Host Marriott
 Corp New REIT    Common  44107P104 $  1,775,000.00   200,000   X                                       200,000

Imagyn Medical
 Technologies
 Inc.             Common  45244E100 $      1,958.33    78,333   X                                        78,333

International
 Speedway Corp   Class A
                 Common   460335201 $    314,562.50     7,000   X                                         7,000

Lodgenet
 Entertainment
 Corp.            Common  540211109 $ 10,031,250.00   500,000   X                                       500,000

Learn2.com Inc    Common  522002104 $    134,062.50    32,500   X                                        32,500

Mesaba
Holdings Inc      Common  59066B102 $ 10,934,250.00   956,000   X                                       956,000

Mid Atlantic
 Medical
 Services,  Inc.  Common  59523C107 $ 20,310,225.00 2,195,700   X                                     2,195,700

Morton
 Industrial
 Group Inc.       Common  619328107 $  1,236,843.75   237,000   X                                       237,000

Navigant
 International
 Inc             Common   63935R108 $    321,100.00    33,800   X                                        33,800

OpenTV Corp      Class A
                 Common    G6754310 $    828,625.00     7,000   X                                         7,000

Pacific
 Health
 Systems         Common   695112102 $  2,239,387.50    44,900   X                                        44,900

Pegasus
 Communications
 Corp.          Class A
                 Common   705904100 $126,675,000.00   900,000   X                                       900,000

Penn National
 Gaming Inc.      Common  707569109 $ 14,261,111.11 1,283,700   X                                     1,283,700

Phoenix
 Healthcare Corp  Common  719072100 $     64,050.00    91,500   X                                        91,500

                                    FORM 13F
                                                                  (SEC USE ONLY)

As of March 31, 2000     Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

ITEM 1:                ITEM 2:   ITEM 3:     ITEM 4:        ITEM 5:            ITEM 6:           ITEM 7:            ITEM 8
                                                           SHARES OF         INVESTMENT                    VOTING AUTHORITY (SHARES)
NAME OF ISSUER        TITLE      CUSIP     FAIR MARKET     PRINCIPAL   (a)    DISCRETION         MANAGERS    (a)     (b)     (c)
                     OF CLASS    NUMBER       VALUE         AMOUNT     SOLE   (b)    (c) SHARED-   SEE       SOLE   SHARED   NONE
                                                                            SHARED-    OTHER      INSTR.
                                                                            AS DEFINED              V
                                                                            IN INSTR. V

Physician
Computer Network       Common   71940K109   $     12,550.00     251,000   X                                 251,000
Pixar                  Common   725811103   $  9,637,409.38     270,050   X                                 270,050
Pinnacle
Entertainment Inc.     Common   723456109   $ 22,778,437.50   1,121,400   X                               1,121,400
Priceline.com Inc      Common   741503106   $    560,000.00       7,000   X                                   7,000
Puradyn Filter
Technologies Inc       Common   746091107   $  1,125,000.00     100,000   X                                 100,000
Radio Unica
Communications Corp    Common   75040Q106   $    265,781.25      22,500   X                                  22,500
Rainforest Cafe Inc.   Common   75086K104   $  1,645,040.63     463,800   X                                 463,800
Sabre Group
Holdings, Inc.         Common   785905100   $ 19,016,500.00     521,000   X                                 521,000
Spanish Broadcasting
System Inc.            Class A
                       Common   846425882   $    586,328.13      25,000   X                                  25,000
Station Casinos Inc.   Common   857689103   $ 47,152,081.25   2,161,700   X                               2,161,700
Sunrise
Technologies Inc       Common   86769L103   $  2,495,298.44     354,100   X                                 354,100
Systemsoft Corp        Common   871926101   $      3,900.00      30,000   X                                  30,000
THQ Inc.               Common   872443403   $ 16,784,625.00     939,000   X                                 939,000
Travelocity.com Inc.   Common   893953109   $  5,875,000.00     200,000   X                                 200,000
Universal Health
Services Inc.          Common   913903100   $ 32,585,000.00     665,000   X                                 665,000
Univision
Communications         Class A
                       Common   914906102   $ 16,385,000.00     145,000   X                                 145,000
Valence
Technology Inc         Common   918914102   $  1,178,125.00      50,000   X                                  50,000
Westinghouse
Air Brake Co.          Common   929740108   $    956,250.00      90,000   X                                  90,000
Young
Broadcasting Inc       Class A
                       Common   987434107   $  4,180,000.00     220,000   X                                 220,000
  Total Long Equities                       $627,049,030.37